Income Tax (Details) - Schedule of Income Tax - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Income Tax [Abstract]
Current tax expenses		$ 178,287
Deferred tax expense	(31,380)	78,663
Income tax expense	$ (31,380)	$ 256,950